SCHEDULE OF SHARE-BASED COMPENSATION (Details) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 196,515	$ 3,449,212
Research and development expense	$ 200,254	$ 39,831	347,933	687,492
Total share-based compensation			196,515	3,449,212
Total	58,834	21,876
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	34,297		44,053
Research and development expense	3,439		17,440
Capitalized to intangible assets under development	$ 21,098	$ 21,876	135,022
Share-based compensation, gross			196,515
Shares issued to management				$ 3,449,212